Consolidated Condensed Statements of Changes in Stockholders' Equity and Comprehensive Income/(Loss) (Unaudited) (Parentheticals)	Dec. 31, 2023 $ / shares
Shares Issued, Price Per Share (in AUD per Share)	$ 0.77